Overview of consolidated entities (Tables)	12 Months Ended
Dec. 31, 2019
Overview of consolidated entites [abstract]
Disclosure of interests in subsidiaries [Text block]
28	Overview of consolidated entities

Name	Country of incorporation	% equity interest
		2019	2018	2017
Materialise NV	Belgium	100%	100%	100%
Materialise France SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise Czech Republic SRO	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
Materialise UK Limited	United Kingdom	100%	100%	100%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
Materialise Malaysia SDN. Bhd.	Malaysia	100%	100%	100%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	83%	83%	83%
Meridian Technique Limited	United Kingdom	100%	100%	100%
OrthoView Holdings Limited	United Kingdom	100%	100%	100%
Meridian (Corporate Trustee) Limited (liquidated)	United Kingdom	—	—	100%
OrthoView Limited (liquidated)	United Kingdom	—	—	100%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100%
RSPRINT powered by Materialise NV (joint venture)	Belgium	50%	50%	50%
Materialise Shanghai Co.Ltd	China	100%	100%	100%
Engimplan Engenharia de Implante Industria & Comércio Ltda	Brazil	75%	—	—
Engimplan Holding Ltda	Brazil	100%	—	—
Materialise Australia PTY Ltd	Australia	100%	100%	100%
Materialise S.R.L.	Italy	100%	100%	100%
ACTech GmbH	Germany	100%	100%	100%
ACTech Holding GmbH	Germany	100%	100%	100%
ACTech, Inc	United States	100%	100%	100%